Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.7%
		Australia: 17.1%
62,593		AGL Energy Ltd.	$890,255	0.8
243,001		Alumina Ltd.	401,451	0.4
11,829		ASX Ltd.	619,781	0.5
60,786		Aurizon Holdings Ltd.	218,032	0.2
89,318		Australia & New Zealand Banking Group Ltd.	1,720,896	1.5
90,593		BHP Group Ltd.	2,354,056	2.1
57,846		BlueScope Steel Ltd.	421,640	0.4
135,076		Coca-Cola Amatil Ltd.	891,218	0.8
6,811		Cochlear Ltd.	941,556	0.8
14,463		Commonwealth Bank of Australia	786,049	0.7
58,674		Crown Resorts Ltd.	508,638	0.4
15,488		Macquarie Group Ltd.	1,288,637	1.1
436,047		Medibank Pvt Ltd.	997,839	0.9
11,124		Newcrest Mining Ltd.	211,395	0.2
7,120		Rio Tinto Ltd.	494,156	0.4
121,170		Santos Ltd.	563,484	0.5
351,550		Scentre Group	927,922	0.8
337,641		South32 Ltd. - AUD	774,406	0.7
142,035		Stockland	435,976	0.4
32,396		Washington H Soul Pattinson & Co. Ltd.	499,040	0.4
53,981		Wesfarmers Ltd.	1,383,819	1.2
70,400		Westpac Banking Corp.	1,345,072	1.2
87,735		WorleyParsons Ltd.	797,930	0.7
			19,473,248	17.1

		China: 29.4%
374,000		Agile Group Holdings, Ltd.	472,050	0.4
19,706	(1)	Alibaba Group Holding Ltd. ADR	2,941,318	2.6
122,500		Anhui Conch Cement Co., Ltd. - H Shares	717,769	0.6
808,500	(2)	BAIC Motor Corp. Ltd. - H Shares	501,053	0.5
2,821	(1)	Baidu, Inc. ADR	310,310	0.3
1,156,000		Bank of China Ltd. - H Shares	479,313	0.4
842,000		Bank of Communications Co., Ltd. - H Shares	659,872	0.6
117,000		Beijing Enterprises Holdings Ltd.	587,234	0.5
98,500		BOC Hong Kong Holdings Ltd.	378,582	0.3
68,000		BYD Electronic International Co. Ltd.	89,603	0.1
1,200,000		China CITIC Bank Corp. Ltd - H Shares	682,151	0.6
346,000		China Communications Services Corp., Ltd. - H Shares	258,720	0.2
1,577,960		China Construction Bank - H Shares	1,249,194	1.1
318,000		China Everbright Ltd.	508,906	0.5
575,000		China Medical System Holdings Ltd.	504,961	0.5
173,000		China Mobile Ltd.	1,511,148	1.3
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
134,000		China National Building Material Co., Ltd. - H Shares	$103,225	0.1
630,000		China Oriental Group Co. Ltd.	365,365	0.3
1,564,000		China Petroleum & Chemical Corp. - H Shares	1,039,160	0.9
329,000		China Railway Group Ltd. - H Shares	246,181	0.2
864,000		China Reinsurance Group Corp. - H Shares	157,606	0.1
634,000		China Resources Cement Holdings Ltd. - H Shares	549,727	0.5
32,000		China Resources Land Ltd.	130,175	0.1
215,000	(2)	China Resources Pharmaceutical Group Ltd.	281,503	0.3
290,500		China Shenhua Energy Co., Ltd. - H Shares	598,746	0.5
884,000		China Telecom Corp., Ltd. - H Shares	444,224	0.4
185,300		Chinese Universe Publishing and Media Group Co. Ltd. - A Shares	360,921	0.3
1,145,000		Chongqing Rural Commercial Bank Co. Ltd. - H Shares	586,193	0.5
178,000		CIFI Holdings Group Co. Ltd.	106,589	0.1
387,000		CNOOC Ltd.	628,752	0.6
254,000		Country Garden Holdings Co. Ltd.	343,251	0.3
236,000		CSPC Pharmaceutical Group Ltd.	380,790	0.3
154,000		Fosun International Ltd	198,493	0.2
215,000		Geely Automobile Holdings Ltd.	352,264	0.3
182,000		Great Wall Motor Co. Ltd. - H Shares	132,301	0.1
387,500		Greenland Holdings Group Co. Ltd. - A Shares	375,755	0.3
252,000		Guangzhou R&F Properties Co., Ltd. - H Shares	476,488	0.4
2,511,414		Industrial & Commercial Bank of China - H Shares	1,795,001	1.6
175,500		Inner Mongolia Yitai Coal Co. Ltd.	192,172	0.1
156,000		Kunlun Energy Co. Ltd.	143,381	0.1
840,000		Lenovo Group Ltd.	584,537	0.5
982,000		Maanshan Iron & Steel Co. Ltd. - H Shares	418,548	0.4
17,926		Momo, Inc. ADR	494,220	0.4
175,000		Nexteer Automotive Group Ltd.	214,310	0.2

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
652,000		PICC Property & Casualty Co., Ltd. - H Shares	$705,368	0.6
142,500		Ping An Insurance Group Co. of China Ltd. - H Shares	1,581,210	1.4
1,425,000	(2)	Postal Savings Bank of China Co. Ltd. - H Shares	852,261	0.8
129,500		Sany Heavy Industry Co. Ltd. - A Shares	225,761	0.2
323,363		Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	638,437	0.6
767,000		Sihuan Pharmaceutical Holdings Group Ltd.	172,089	0.2
213,000		Sino Biopharmaceutical Ltd.	214,851	0.2
1,096,000		Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	478,369	0.4
732,000		Sinotrans Ltd. - H Shares	269,052	0.2
58,000		Sinotruk Hong Kong Ltd.	109,880	0.1
88,500		Tencent Holdings Ltd.	3,690,243	3.2
203,000		Tong Ren Tang Technologies Co. Ltd. - H Shares	259,784	0.2
244,000		Weichai Power Co. Ltd. - H Shares	371,096	0.3
406,000		Yanzhou Coal Mining Co., Ltd. - H Shares	382,503	0.3
2,554		Yum China Holdings, Inc.	102,185	0.1
			33,605,151	29.4

		Hong Kong: 8.0%
74,974		AIA Group Ltd.	704,322	0.6
63,200		ASM Pacific Technology Ltd.	612,611	0.5
150,000		CK Asset Holdings Ltd.	1,085,614	1.0
112,000		CK Hutchison Holdings Ltd.	1,057,881	0.9
497,000		HKT Trust / HKT Ltd.	783,581	0.7
138,000		Power Assets Holdings Ltd.	954,932	0.8
140,000		Hysan Development Co., Ltd.	729,137	0.6
562,000		New World Development Ltd.	830,881	0.7
287,000		NWS Holdings Ltd.	565,531	0.5
130,000		Shangri-La Asia Ltd.	166,146	0.2
72,500		Swire Pacific Ltd - Class A	857,857	0.8
125,000		Techtronic Industries Co., Ltd.	797,958	0.7
			9,146,451	8.0

		India: 8.3%
58,607		Coal India Ltd.	213,739	0.2
142,886		GAIL India Ltd.	741,967	0.6
36,758		Glenmark Pharmaceuticals Ltd.	288,158	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India: (continued)
58,547	HCL Technologies Ltd.	$919,210	0.8
10,701	Hero Motocorp Ltd.	412,758	0.4
28,801	Hindustan Petroleum Corp. Ltd.	135,352	0.1
35,769	Hindustan Unilever Ltd.	920,230	0.8
40,841	Infosys Ltd.	430,551	0.4
105,428	Infosys Ltd. ADR	1,103,831	1.0
27,101	ITC Ltd.	108,520	0.1
5,567	Nestle India Ltd.	921,158	0.8
47,792	Oil & Natural Gas Corp., Ltd.	118,031	0.1
375	Page Industries Ltd.	106,524	0.1
43,491	Tata Consultancy Services Ltd.	1,371,947	1.2
75,185	Tech Mahindra Ltd.	821,012	0.7
212,696	Wipro Ltd.	873,531	0.8
		9,486,519	8.3

	Indonesia: 2.5%
1,366,900	Adaro Energy Tbk PT	124,102	0.1
783,500	Astra International Tbk PT	410,661	0.4
478,600	Bank Central Asia Tbk PT	979,149	0.8
1,187,400	Bank Mandiri Persero TBK PT	642,252	0.6
223,600	Bank Negara Indonesia Persero Tbk PT	131,870	0.1
20,500	Gudang Garam Tbk PT	115,828	0.1
1,812,800	Hanjaya Mandala Sampoerna Tbk PT	430,783	0.4
		2,834,645	2.5

	Macau: 0.7%
161,600	Sands China Ltd.	732,349	0.7

	Malaysia: 3.6%
767,100	AirAsia Group Bhd	529,788	0.5
295,100	AMMB Holdings Bhd	312,331	0.3
111,600	CIMB Group Holdings Bhd	140,267	0.1
262,000	Genting Bhd	399,527	0.3
87,700	Hong Leong Bank BHD	397,319	0.3
38,200	Hong Leong Financial Group Bhd	173,219	0.2
361,200	Malayan Banking BHD	777,171	0.7
5,200	Nestle Malaysia Bhd	182,344	0.2
86,000	Public Bank BHD	484,128	0.4
540,100	RHB Bank Bhd	751,410	0.6
		4,147,504	3.6

	New Zealand: 0.3%
151,789	Spark New Zealand Ltd.	378,262	0.3

	Pakistan: 0.2%
207,900	Oil & Gas Development Co. Ltd.	191,272	0.2

	Philippines: 0.1%
3,075	Globe Telecom, Inc.	127,926	0.1

	Singapore: 3.9%
346,300	CapitaLand Ltd.	812,586	0.7

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Singapore: (continued)
305,900		CapitaLand Mall Trust	$537,060	0.5
416,900		ComfortDelgro Corp., Ltd.	747,078	0.6
1,113,000		Genting Singapore Ltd.	703,976	0.6
21,600		Jardine Cycle & Carriage Ltd.	532,119	0.5
45,400		Venture Corp. Ltd.	498,360	0.4
649,300		Yangzijiang Shipbuilding Holdings Ltd.	648,026	0.6
			4,479,205	3.9

		South Korea: 9.3%
50,404		BNK Financial Group, Inc.	292,127	0.3
12,125		Cheil Worldwide, Inc.	268,788	0.2
5,998		Daelim Industrial Co., Ltd.	521,557	0.5
65,975		DGB Financial Group, Inc.	447,502	0.4
11,019		DB Insurance Co. Ltd	569,039	0.5
12,418		Doosan Bobcat, Inc.	351,386	0.3
12,669		GS Engineering & Construction Corp.	426,251	0.4
7,174		GS Holdings Corp.	301,607	0.3
26,829		Hana Financial Group, Inc.	817,231	0.7
4,782		HDC Hyundai Development Co-Engineering & Construction	171,978	0.1
9,557		Hyundai Marine & Fire Insurance Co., Ltd.	246,944	0.2
8,783	(2)	Orange Life Insurance Ltd.	267,940	0.2
19,360		Kia Motors Corp.	639,529	0.6
28,273		KT Corp.	664,686	0.6
4,596		LG Electronics, Inc.	302,889	0.3
4,614		Samsung Electro-Mechanics Co. Ltd.	366,966	0.3
3,574		Samsung Fire & Marine Insurance Co. Ltd.	813,296	0.7
651		Samsung SDS Co. Ltd.	113,143	0.1
25,208		Shinhan Financial Group Co., Ltd.	937,625	0.8
1,497		SK Holdings Co. Ltd.	290,386	0.3
13,553		SK Hynix, Inc.	740,964	0.6
1,117		SK Telecom Co., Ltd.	234,650	0.2
72,664		Woori Financial Group, Inc.	848,669	0.7
			10,635,153	9.3

		Taiwan: 10.0%
28,000		Chailease Holding Co. Ltd.	103,183	0.1
172,000		Chicony Electronics Co. Ltd.	407,872	0.3
782,000		China Airlines Ltd.	240,942	0.2
187,000		China Life Insurance Co., Ltd.	144,469	0.1
1,064,000		Eva Airways Corp.	506,376	0.4
160,000		Foxconn Technology Co., Ltd.	311,416	0.3
68,000		Globalwafers Co. Ltd.	656,609	0.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Taiwan: (continued)
565,000	Lite-On Technology Corp.	$806,430	0.7
56,000	Novatek Microelectronics Corp., Ltd.	297,974	0.3
83,000	Phison Electronics Corp.	750,941	0.7
237,000	Pou Chen Corp.	269,009	0.2
322,000	Powertech Technology, Inc.	757,002	0.7
67,000	President Chain Store Corp.	638,873	0.6
66,000	Realtek Semiconductor Corp.	417,333	0.4
352,000	Taiwan Business Bank	144,052	0.1
180,000	Taiwan Cooperative Financial Holding Co. Ltd.	116,935	0.1
363,627	Taiwan Semiconductor Manufacturing Co., Ltd.	2,687,330	2.3
421,000	Uni-President Enterprises Corp.	1,082,007	0.9
21,000	Walsin Technology Corp.	105,416	0.1
39,000	Yageo Corp.	321,235	0.3
221,000	Zhen Ding Technology Holding Ltd.	649,148	0.6
		11,414,552	10.0

	Thailand: 1.3%
75,000	Bangkok Bank PCL - Foreign Reg	466,139	0.4
423,300	Home Product Center PCL	225,999	0.2
1,111,900	Krung Thai Bank PCL	671,264	0.6
77,200	PTT PCL	112,631	0.1
		1,476,033	1.3

	Total Common Stock
	(Cost $116,661,579)	108,128,270	94.7

EXCHANGE-TRADED FUNDS: 0.9%
14,792	iShares MSCI All Country Asia ex Japan Index Fund	973,757	0.9

	Total Exchange-Traded Funds
	(Cost $978,316)	973,757	0.9

PREFERRED STOCK: 2.7%
	South Korea: 2.7%
107,224	Samsung Electronics Co., Ltd.	3,124,407	2.7

	Total Preferred Stock
	(Cost $2,750,303)	3,124,407	2.7

	Total Long-Term Investments
	(Cost $120,390,198)	112,226,434	98.3

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
	Mutual Funds: 2.5%
2,821,144	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.300%
	(Cost $2,821,144)	$2,821,144	2.5

	Total Short-Term Investments
	(Cost $2,821,144)	2,821,144	2.5

	Total Investments in Securities (Cost $123,211,342)	$115,047,578	100.8
	Liabilities in Excess of Other Assets	(904,662)	(0.8)
	Net Assets	$114,142,916	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of May 31, 2019.

Sector Diversification	Percentage of Net Assets
Financials	25.2%
Information Technology	17.3
Consumer Discretionary	9.7
Communication Services	8.1
Industrials	7.7
Real Estate	7.1
Materials	6.4
Energy	5.3
Consumer Staples	4.6
Health Care	3.2
Utilities	2.8
Exchange-Traded Funds	0.9
Short-Term Investments	2.5
Liabilities in Excess of Other Assets	(0.8)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2019
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$19,473,248	$–	$19,473,248
China	4,040,205	29,564,946	–	33,605,151
Hong Kong	783,581	8,362,870	–	9,146,451
India	1,103,831	8,382,688	–	9,486,519
Indonesia	–	2,834,645	–	2,834,645
Macau	–	732,349	–	732,349
Malaysia	751,410	3,396,094	–	4,147,504
New Zealand	–	378,262	–	378,262
Pakistan	–	191,272	–	191,272

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2019
Philippines	$127,926	$–	$–	$127,926
Singapore	–	4,479,205	–	4,479,205
South Korea	1,651,123	8,984,030	–	10,635,153
Taiwan	–	11,414,552	–	11,414,552
Thailand	–	1,476,033	–	1,476,033
Total Common Stock	8,458,076	99,670,194	–	108,128,270
Exchange-Traded Funds	973,757	–	–	973,757
Preferred Stock	–	3,124,407	–	3,124,407
Short-Term Investments	2,821,144	–	–	2,821,144
Total Investments, at fair value	$12,252,977	$102,794,601	$–	$115,047,578
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(393)	$–	$(393)
Written Options	–	(160,557)	–	(160,557)
Total Liabilities	$–	$(160,950)	$–	$(160,950)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At May 31, 2019, the following forward foreign currency contracts were outstanding for Voya Asia Pacific High Dividend Equity Income Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 23,805	HKD 187,000	The Bank of New York Mellon	06/03/19	$(49)
USD 35,661	HKD 280,140	The Bank of New York Mellon	06/03/19	(73)
USD 27,311	HKD 214,500	The Bank of New York Mellon	06/04/19	(51)
USD 11,265	HKD 88,480	The Bank of New York Mellon	06/04/19	(21)
USD 32,798	HKD 257,600	The Bank of New York Mellon	06/04/19	(61)
USD 11,268	HKD 88,500	The Bank of New York Mellon	06/04/19	(21)
USD 24,786	HKD 194,675	The Bank of New York Mellon	06/04/19	(46)
USD 11,588	HKD 90,915	The Bank of New York Mellon	06/05/19	(13)
USD 12,600	IDR 180,591,136	The Bank of New York Mellon	06/10/19	(58)
				$(393)

At May 31, 2019, the following OTC written equity options were outstanding for Voya Asia Pacific High Dividend Equity Income Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value

Hang Seng Index	Morgan Stanley Capital Services LLC	Call	06/13/19	HKD	28,311.070	3,850	HKD	103,569,197	$241,672	$(12,742)
Korea Stock Exchange KOSPI 200 Index	Societe Generale	Call	06/13/19	KRW	271.700	17,151,270	KRW	4,526,048,640	76,624	(10,299)
S&P/ASX 200 Index	Morgan Stanley Capital Services LLC	Call	06/13/19	AUD	6,295.329	1,398	AUD	8,942,800	82,569	(127,298)

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2019 (Unaudited) (Continued)

Description	Counterparty		Expiration Date	Exercise Price		Number of Contracts			Premiums Received	Fair Value
Taiwan Stock Exchange Weighted Index	Societe Generale	Call	06/13/19	TWD	10,734.890	17,140	TWD	179,944,119	$111,183	$(10,218)
									$512,048	$(160,557)

Currency Abbreviations
AUD	-	Australian Dollar
HKD	-	Hong Kong Sar Dollar
IDR	-	Indonesian Rupiah
KRW	-	South Korean Won
TWD	-	Taiwan New Dollar
USD	-	United States Dollar

At May 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $122,952,883.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$2,572,600
Gross Unrealized Depreciation	(10,387,034)

Net Unrealized Depreciation	$(7,814,434)